ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Product warranty (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Beginning balance	¥ 32,782	¥ 49,527	¥ 55,599
Provided during the year	63,540	74,742	80,048
Utilized during the year	(71,464)	(91,487)	(86,120)
Ending balance	¥ 24,858	¥ 32,782	¥ 49,527